Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and other current assets and liabilities (excluding derivative instruments) are carried at amounts which reasonably approximate their fair values due to their short-term nature.

Commodity Derivatives

The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported in our consolidated balance sheet at the dates indicated:

	March 31, 2018		March 31, 2017
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
	(in thousands)
Level 1 measurements	$5,093	$(20,186)	$2,590	$(21,113)
Level 2 measurements	48,752	(54,410)	38,729	(27,799)
	53,845	(74,596)	41,319	(48,912)

Netting of counterparty contracts (1)	(2,922)	2,922	(1,508)	1,508
Net cash collateral (held) provided	(1,762)	17,263	(1,035)	19,604
Commodity derivatives	$49,161	$(54,411)	$38,776	$(27,800)

(1)	Relates to commodity derivative assets and liabilities that are expected to be net settled on an exchange or through a netting arrangement with the counterparty.

The following table summarizes the accounts that include our commodity derivative assets and liabilities in our consolidated balance sheets at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Prepaid expenses and other current assets	$49,161	$38,711
Other noncurrent assets	—	65
Accrued expenses and other payables	(51,039)	(27,622)
Other noncurrent liabilities	(3,372)	(178)
Net commodity derivative (liability) asset	$(5,250)	$10,976

The following table summarizes our open commodity derivative contract positions at the dates indicated. We do not account for these derivatives as hedges.

Contracts	Settlement Period	Net Long (Short) Notional Units (in barrels)	Fair Value of Net Assets (Liabilities)
		(in thousands)
At March 31, 2018:
Cross-commodity (1)	April 2018–March 2019	155	$(430)
Crude oil fixed-price (2)	April 2018–December 2019	(1,376)	(8,960)
Crude oil index (2)	April 2018–April 2018	(10)	(6)
Propane fixed-price (2)	April 2018–February 2019	14	1,849
Refined products fixed-price (2)	April 2018–January 2020	(5,419)	(17,081)
Refined products index (2)	April 2018–April 2018	(4)	(17)
Other	April 2018–March 2022		3,894
			(20,751)
Net cash collateral provided			15,501
Net commodity derivative liability			$(5,250)

At March 31, 2017:
Crude oil fixed-price (2)	April 2017–May 2017	(800)	$(55)
Propane fixed-price (2)	October 2018–December 2018	220	1,082
Refined products fixed-price (2)	April 2017–January 2019	(4,682)	(7,729)
Refined products index (2)	April 2017–December 2017	(18)	(103)
Other	April 2017–March 2022		(788)
			(7,593)
Net cash collateral provided			18,569
Net commodity derivative asset			$10,976

(1)
We may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. These contracts are derivatives we have entered into as an economic hedge against the risk of one commodity price moving relative to another commodity price.

(2)
We may have fixed price physical purchases, including inventory, offset by floating price physical sales or floating price physical purchases offset by fixed price physical sales. These contracts are derivatives we have entered into as an economic hedge against the risk of mismatches between fixed and floating price physical obligations.

Amounts in the table above do not include commodity derivative contract positions related to the Retail Propane segment, as these amounts have been classified as assets held for sale within our consolidated balance sheets (see Note 17).

The following table summarizes the net (losses) gains recorded from our commodity derivatives to cost of sales in our consolidated statements of operations for the periods indicated (in thousands):

Year Ended March 31,
2018	$(116,604)
2017	$(55,978)
2016	$102,442

Amounts in the table above do not include net (losses) gains from our commodity derivatives related to the Retail Propane segment, as these amounts have been classified within discontinued operations within our consolidated statements of operations (see Note 17).

Credit Risk

We have credit policies that we believe minimize our overall credit risk, including an evaluation of potential counterparties’ financial condition (including credit ratings), collateral requirements under certain circumstances, and the use of industry standard master netting agreements, which allow for offsetting counterparty receivable and payable balances for certain transactions. At March 31, 2018, our primary counterparties were retailers, resellers, energy marketers, producers, refiners, and dealers. This concentration of counterparties may impact our overall exposure to credit risk, either positively or negatively, as the counterparties may be similarly affected by changes in economic, regulatory or other conditions. If a counterparty does not perform on a contract, we may not realize amounts that have been recorded in our consolidated balance sheets and recognized in our net income.

Interest Rate Risk

Our Revolving Credit Facility is variable-rate debt with interest rates that are generally indexed to bank prime or LIBOR interest rates. At March 31, 2018, we had $969.5 million of outstanding borrowings under our Revolving Credit Facility at a weighted average interest rate of 4.99%.

Fair Value of Fixed-Rate Notes

The following table provides fair values estimates of our fixed-rate notes at March 31, 2018 (in thousands):

Senior Unsecured Notes:
2019 Notes	$353,208
2021 Notes	$366,819
2023 Notes	$618,072
2025 Notes	$370,651

For the Senior Unsecured Notes, the fair value estimates were developed based on publicly traded quotes and would be classified as Level 1 in the fair value hierarchy.